JOINT ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2024
JOINT ARRANGEMENTS [Abstract]
Joint Arrangements
The breakdown of the amounts included in the Statements of Financial Position related to the Company’s participation in the UT as of December 31, 2024 and 2023 and its results as of December 31, 2024, 2023 and 2022 is the following:

	2024	2023
Consolidated Statements of Financial Position
Non current assets	-	-
Current assets	198,003	134,489
Total assets	198,003	134,489
Non current liabilities	-	-
Current liabilities	2,179,448	920,787
Total liabilities	2,179,448	920,787

	2024	2023	2022
Consolidated Statements of Comprehensive Income
Gross (loss) / profit	(508,855)	(223,735)	183
Operating loss	(567,997)	(319,427)	(53,261)
Net Financial results	909,676	1,412,887	957,117
Comprehensive income	341,679	1,093,460	903,856